UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 8, 2006

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		47

FORM 13F Information Table Value Total:	$97,436,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1536    34032 SH       SOLE                    34032
ASML Holding N V ADR           COM              N07059111     4043   198456 SH       SOLE                    69743            128713
ATMI Inc.                      COM              00207R101      504    16695 SH       SOLE                      395             16300
Adobe                          COM              00724F101      776    22214 SH       SOLE                     1840             20374
Amdocs                         COM              G02602103     3057    84766 SH       SOLE                    22551             62215
Armor Holdings Inc.            COM              042260109      504     8655 SH       SOLE                      130              8525
BJ's Restaurants Inc.          COM              09180C106     1919    71088 SH       SOLE                    17148             53940
Barr Pharmaceuticals, Inc.     COM              068306109     2818    44739 SH       SOLE                     1635             43104
Bio Reference Lab              COM              09057G602      669    37057 SH       SOLE                     6847             30210
Biovail Corporation            COM              09067J109     6445   264686 SH       SOLE                    79221            185465
Blue Earth Refineries          COM              G11999102      422   281456 SH       SOLE                   125081            156375
CR Bard                        COM              067383109     2178    32124 SH       SOLE                    13124             19000
China Medical Technology ADS   COM              169483104     3391   112232 SH       SOLE                    30932             81300
Dell Inc.                      COM              247025109      493    16581 SH       SOLE                    16581
Ditech                         COM              25500M103      574    54885 SH       SOLE                                      54885
Fuelnation, Inc.               COM              359528205       81   251780 SH       SOLE                   251780
General Electric               COM              369604103      774    22261 SH       SOLE                    22261
Headwaters, Inc.               COM              42210P102     2245    56424 SH       SOLE                    16244             40180
Helen of Troy Limited          COM              G4388N106     2303   108647 SH       SOLE                    26387             82260
Home Depot                     COM              437076102      258     6090 SH       SOLE                     6090
Inksure Technology             COM              45727E106      719   189179 SH       SOLE                   130399             58780
Intel Corp.                    COM              458140100      504    25914 SH       SOLE                    25914
Jetblue Airways                COM              477143101     1173   109381 SH       SOLE                    29688             79693
KHD Humboldt Wedag Inter'l Ltd COM              482462108     5452   219937 SH       SOLE                    76961            142976
KV Pharmaceutical Cl A         COM              482740206     6864   284591 SH       SOLE                    90364            194227
Kensey Nash Corp.              COM              490057106     4122   144128 SH       SOLE                    42883            101245
L3 Communications Hldg         COM              502424104     3622    42220 SH       SOLE                    13023             29197
Lehman Brothers Hldgs          COM              524908100     2897    20043 SH       SOLE                      133             19910
Mass Financial Corp. Class A   COM              P64605101      576   220861 SH       SOLE                    77885            142976
Mattson Technology             COM              577223100      941    78420 SH       SOLE                      410             78010
Monro Muffler Brake Inc        COM              610236101      540    14527 SH       SOLE                     1597             12930
Mymetics Corp                  COM              62856A102       54   770850 SH       SOLE                   622294            148556
NII Holdings                   COM              62913F201     5570    94454 SH       SOLE                    31111             63343
Namtai Electronics             COM              629865205     2275    99280 SH       SOLE                    25290             73990
Novellus Systems               COM              670008101     2680   111687 SH       SOLE                    32237             79450
PetSmart Inc.                  COM              716768106     2790    99136 SH       SOLE                    19066             80070
Pfizer                         COM              717081103      319    12798 SH       SOLE                    12798
QUALCOMM                       COM              747525103     2029    40098 SH       SOLE                    40098
Safenet Inc.                   COM              78645R107     4734   178777 SH       SOLE                    53892            124885
Scientific Games               COM              80874P109     6075   172917 SH       SOLE                    43584            129333
Semitool Inc.                  COM              816909105     3143   276435 SH       SOLE                    79740            196695
Staples Inc.                   COM              855030102     2093    82011 SH       SOLE                    23999             58012
Sur American Gold Corp.        COM              868905100      978  1001120 SH       SOLE                   259730            741390
Symantec Corp                  COM              871503108      170    10119 SH       SOLE                    10119
Telekomunikasi Indonesia Tbk P COM              715684106      227     7500 SH       SOLE                                       7500
Veeco Instr                    COM              922417100      362    15520 SH       SOLE                      345             15175
Zoltek                         COM              98975W104     1537    67229 SH       SOLE                    17165             50064